RISK MANAGEMENT - Schedule of Aging Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Credit Risk Exposure [Line Items]
Trade receivables, net	$ 21,109	$ 17,935
Credit Risk
Disclosure Of Credit Risk Exposure [Line Items]
Trade receivables, net	10,006	7,083
Credit Risk | 1-30 days past due
Disclosure Of Credit Risk Exposure [Line Items]
Trade receivables, net	4,896	3,985
Credit Risk | 31-60 days past due
Disclosure Of Credit Risk Exposure [Line Items]
Trade receivables, net	2,906	1,610
Credit Risk | 61-90 days past due
Disclosure Of Credit Risk Exposure [Line Items]
Trade receivables, net	1,212	751
Credit Risk | More than 90 days past due
Disclosure Of Credit Risk Exposure [Line Items]
Trade receivables, net	$ 992	$ 737